                                 HIGHMARK FUNDS

                               INCOME EQUITY FUND

                         Supplement dated June 29, 2001
      to the Statement of Additional Information dated November 30, 2000.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS
     CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE STATEMENT OF ADDITIONAL INFORMATION.

At a meeting of the Board of Trustees of the HighMark Funds held on June 20, 2001, the Board approved changing the name of the HighMark Income Equity Fund to HighMark Large Cap Value Fund. The Fund's name was changed to better reflect its investment goal and policies. Accordingly, effective June 29, 2001 all references in the Retail Shares and Fiduciary Shares Prospectuses to the HighMark Income Equity Fund are hereby changed to HighMark Large Cap Value Fund.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

80010-06/01-SUP2

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                         Supplement dated June 29, 2001
to the Retail Shares and Fiduciary Shares Prospectuses dated November 30, 2000.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUSES. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER
                             WITH THE PROSPECTUSES.

At a meeting of the Board of Trustees of the HighMark Funds held on June 20, 2001, the Board approved changing the name of the HighMark Income Equity Fund to HighMark Large Cap Value Fund. The Fund's name was changed to better reflect its investment goal and policies. Accordingly, effective June 29, 2001 all references in the Retail Shares and Fiduciary Shares Prospectuses to the HighMark Income Equity Fund are hereby changed to HighMark Large Cap Value Fund.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

84823-06/01-SUP